JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 1.2%
AerSale Corp. * (a)	357	6,143
Hexcel Corp.	120	8,199
		14,342
Automobile Components — 0.8%
Fox Factory Holding Corp. *	34	4,113
LCI Industries	22	2,418
Patrick Industries, Inc.	41	2,792
		9,323
Automobiles — 0.2%
Winnebago Industries, Inc. (a)	54	3,098
Banks — 8.4%
Camden National Corp.	110	3,962
City Holding Co. (a)	61	5,526
Columbia Banking System, Inc.	297	6,359
First Busey Corp.	324	6,595
First Commonwealth Financial Corp.	395	4,913
First Financial Bankshares, Inc.	71	2,269
First Merchants Corp.	182	6,010
Heritage Commerce Corp.	557	4,644
Independent Bank Corp.	91	5,984
Independent Bank Corp.	395	7,022
Lakeland Bancorp, Inc.	304	4,755
Old National Bancorp	503	7,246
Pinnacle Financial Partners, Inc.	36	1,973
Premier Financial Corp.	238	4,937
Simmons First National Corp., Class A	253	4,432
SouthState Corp.	122	8,662
TriCo Bancshares	156	6,489
Trustmark Corp.	182	4,494
WSFS Financial Corp.	198	7,430
		103,702
Beverages — 0.6%
Primo Water Corp.	491	7,542
Biotechnology — 5.1%
ACADIA Pharmaceuticals, Inc. *	111	2,098
ADC Therapeutics SA (Switzerland) *	192	375
Alector, Inc. *	166	1,025
Allogene Therapeutics, Inc. * (a)	217	1,072
Amicus Therapeutics, Inc. *	600	6,654
Apellis Pharmaceuticals, Inc. *	93	6,102
Arrowhead Pharmaceuticals, Inc. *	148	3,750
Atara Biotherapeutics, Inc. *	379	1,100
Blueprint Medicines Corp. *	85	3,839
Coherus Biosciences, Inc. *	375	2,565
G1 Therapeutics, Inc. * (a)	191	512

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	206	7,876
Heron Therapeutics, Inc. * (a)	609	919
Kronos Bio, Inc. *	230	336
Natera, Inc. *	123	6,829
PMV Pharmaceuticals, Inc. * (a)	157	750
REGENXBIO, Inc. *	180	3,403
Relay Therapeutics, Inc. *	182	2,989
REVOLUTION Medicines, Inc. *	159	3,449
Sage Therapeutics, Inc. *	75	3,137
Sana Biotechnology, Inc. * (a)	107	351
Twist Bioscience Corp. * (a)	172	2,600
Verve Therapeutics, Inc. * (a)	99	1,421
		63,152
Broadline Retail — 0.3%
Global-e Online Ltd. (Israel) *	106	3,417
Building Products — 3.0%
AAON, Inc.	38	3,627
Advanced Drainage Systems, Inc. (a)	44	3,727
AZZ, Inc.	127	5,224
CSW Industrials, Inc.	43	5,983
Hayward Holdings, Inc. *	557	6,532
Simpson Manufacturing Co., Inc.	58	6,357
UFP Industries, Inc.	76	6,040
		37,490
Capital Markets — 1.4%
Evercore, Inc., Class A	37	4,275
Focus Financial Partners, Inc., Class A *	60	3,091
LPL Financial Holdings, Inc.	25	5,128
Virtus Investment Partners, Inc.	27	5,210
		17,704
Chemicals — 3.2%
Chase Corp.	76	7,957
Diversey Holdings Ltd. *	750	6,068
Hawkins, Inc.	127	5,546
HB Fuller Co.	101	6,935
Innospec, Inc.	66	6,762
Stepan Co.	66	6,785
		40,053
Commercial Services & Supplies — 2.4%
ACV Auctions, Inc., Class A * (a)	367	4,746
Brady Corp., Class A	147	7,893
Casella Waste Systems, Inc., Class A *	100	8,267
MSA Safety, Inc.	62	8,228
		29,134

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.9%
Ciena Corp. *	116	6,099
Viavi Solutions, Inc. *	507	5,488
		11,587
Construction & Engineering — 2.3%
Comfort Systems USA, Inc.	66	9,610
EMCOR Group, Inc.	42	6,852
MasTec, Inc. *	40	3,805
Valmont Industries, Inc.	26	8,332
		28,599
Consumer Staples Distribution & Retail — 0.9%
Grocery Outlet Holding Corp. *	183	5,163
Performance Food Group Co. *	93	5,617
		10,780
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	46	3,561
Carriage Services, Inc.	92	2,786
		6,347
Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	45	2,909
Iridium Communications, Inc.	60	3,705
Radius Global Infrastructure, Inc. *	405	5,941
		12,555
Electric Utilities — 0.5%
Portland General Electric Co.	124	6,044
Electrical Equipment — 1.2%
Bloom Energy Corp., Class A *	269	5,370
NEXTracker, Inc., Class A * (a)	85	3,064
Shoals Technologies Group, Inc., Class A *	271	6,179
		14,613
Electronic Equipment, Instruments & Components — 2.9%
Coherent Corp. * (a)	42	1,603
Fabrinet (Thailand) *	60	7,128
Insight Enterprises, Inc. *	53	7,531
Knowles Corp. *	324	5,513
Littelfuse, Inc.	14	3,703
Plexus Corp. *	37	3,611
TTM Technologies, Inc. *	456	6,151
		35,240
Energy Equipment & Services — 1.4%
Cactus, Inc., Class A	189	7,818
ChampionX Corp.	203	5,499
TechnipFMC plc (United Kingdom) *	305	4,165
		17,482

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 1.6%
Flywire Corp. *	78	2,295
PennyMac Financial Services, Inc.	76	4,532
Radian Group, Inc.	334	7,389
Remitly Global, Inc. *	325	5,502
		19,718
Food Products — 1.5%
Flowers Foods, Inc.	182	5,000
Freshpet, Inc. * (a)	94	6,193
Hostess Brands, Inc. *	183	4,539
J & J Snack Foods Corp.	15	2,257
		17,989
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	40	5,188
ONE Gas, Inc.	104	8,267
Southwest Gas Holdings, Inc.	41	2,535
		15,990
Ground Transportation — 1.2%
Marten Transport Ltd.	349	7,323
Saia, Inc. *	30	8,130
		15,453
Health Care Equipment & Supplies — 2.9%
CONMED Corp.	73	7,621
iRhythm Technologies, Inc. *	64	7,924
Outset Medical, Inc. *	269	4,944
Shockwave Medical, Inc. *	48	10,366
Utah Medical Products, Inc.	56	5,282
		36,137
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc. *	73	5,294
Accolade, Inc. *	324	4,658
Amedisys, Inc. *	49	3,621
Cano Health, Inc. * (a)	894	814
Encompass Health Corp.	157	8,495
Ensign Group, Inc. (The)	61	5,809
ModivCare, Inc. *	61	5,113
Patterson Cos., Inc.	380	10,168
		43,972
Health Care Technology — 0.7%
Evolent Health, Inc., Class A *	277	8,975
Hotel & Resort REITs — 0.7%
RLJ Lodging Trust, REIT	310	3,286
Sunstone Hotel Investors, Inc., REIT	500	4,940
		8,226

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.2%
Bloomin' Brands, Inc. (a)	137	3,511
Boyd Gaming Corp.	75	4,847
Everi Holdings, Inc. *	355	6,082
Jack in the Box, Inc.	40	3,553
Life Time Group Holdings, Inc. * (a)	291	4,647
Marriott Vacations Worldwide Corp.	32	4,339
Papa John's International, Inc. (a)	55	4,109
Planet Fitness, Inc., Class A *	93	7,203
Six Flags Entertainment Corp. *	128	3,423
Texas Roadhouse, Inc.	93	10,020
		51,734
Household Durables — 1.4%
Helen of Troy Ltd. *	44	4,153
La-Z-Boy, Inc.	111	3,244
M/I Homes, Inc. *	51	3,199
MDC Holdings, Inc.	71	2,760
Sonos, Inc. *	228	4,481
		17,837
Industrial REITs — 2.0%
Plymouth Industrial REIT, Inc., REIT	203	4,260
Rexford Industrial Realty, Inc., REIT	91	5,441
Terreno Realty Corp., REIT	228	14,751
		24,452
Insurance — 2.2%
Kinsale Capital Group, Inc.	12	3,531
Safety Insurance Group, Inc.	120	8,942
Selective Insurance Group, Inc.	150	14,300
		26,773
Interactive Media & Services — 0.7%
IAC, Inc. *	106	5,491
TripAdvisor, Inc. * (a)	188	3,725
		9,216
IT Services — 0.6%
DigitalOcean Holdings, Inc. * (a)	93	3,634
Globant SA *	21	3,519
		7,153
Life Sciences Tools & Services — 0.1%
Personalis, Inc. *	244	672
Seer, Inc. *	69	268
		940
Machinery — 5.2%
Alamo Group, Inc.	51	9,328
Chart Industries, Inc. *	35	4,361
Evoqua Water Technologies Corp. *	136	6,789

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Hillenbrand, Inc.	142	6,742
ITT, Inc.	78	6,752
John Bean Technologies Corp.	52	5,648
Kadant, Inc.	25	5,283
Lincoln Electric Holdings, Inc.	30	5,141
Mueller Industries, Inc.	71	5,213
Watts Water Technologies, Inc., Class A	51	8,526
		63,783
Media — 0.4%
Cable One, Inc.	7	4,625
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ares Commercial Real Estate Corp. (a)	380	3,457
Ladder Capital Corp.	406	3,832
		7,289
Multi-Utilities — 0.5%
Unitil Corp.	105	6,011
Office REITs — 0.5%
Highwoods Properties, Inc., REIT	157	3,645
JBG SMITH Properties, REIT	150	2,259
		5,904
Oil, Gas & Consumable Fuels — 1.9%
Chord Energy Corp.	28	3,697
CNX Resources Corp. *	127	2,033
Matador Resources Co.	222	10,595
PDC Energy, Inc.	51	3,254
SM Energy Co.	143	4,035
		23,614
Passenger Airlines — 0.1%
Frontier Group Holdings, Inc. *	113	1,108
Personal Care Products — 1.4%
Edgewell Personal Care Co.	167	7,091
elf Beauty, Inc. *	59	4,903
Inter Parfums, Inc.	41	5,766
		17,760
Pharmaceuticals — 1.4%
Arvinas, Inc. *	108	2,959
Intra-Cellular Therapies, Inc. *	100	5,404
Revance Therapeutics, Inc. *	275	8,862
		17,225
Professional Services — 1.8%
ASGN, Inc. *	56	4,609
CSG Systems International, Inc.	71	3,811

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
ExlService Holdings, Inc. *	40	6,456
KBR, Inc. (a)	144	7,954
		22,830
Residential REITs — 0.5%
American Homes 4 Rent, Class A, REIT	122	3,826
Centerspace, REIT	49	2,677
		6,503
Retail REITs — 1.3%
Agree Realty Corp., REIT	142	9,730
Kite Realty Group Trust, REIT	304	6,359
		16,089
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc. (Japan) *	98	4,728
Cohu, Inc. *	66	2,532
Credo Technology Group Holding Ltd. *	135	1,274
MKS Instruments, Inc.	35	3,073
Power Integrations, Inc.	45	3,820
Rambus, Inc. *	195	10,000
Wolfspeed, Inc. * (a)	51	3,289
		28,716
Software — 6.2%
Blackline, Inc. *	79	5,301
Box, Inc., Class A *	126	3,371
Clear Secure, Inc., Class A (a)	136	3,552
Confluent, Inc., Class A * (a)	164	3,940
CyberArk Software Ltd. *	49	7,265
Elastic NV *	56	3,234
Envestnet, Inc. *	113	6,653
Everbridge, Inc. *	83	2,888
Five9, Inc. *	62	4,460
HashiCorp, Inc., Class A *	200	5,873
JFrog Ltd. (Israel) *	127	2,508
New Relic, Inc. *	95	7,146
Paycor HCM, Inc. * (a)	102	2,701
SentinelOne, Inc., Class A * (a)	248	4,062
Smartsheet, Inc., Class A *	134	6,393
Sprout Social, Inc., Class A *	39	2,379
Vertex, Inc., Class A *	212	4,377
		76,103
Specialized REITs — 0.8%
CubeSmart, REIT (a)	100	4,607
Rayonier, Inc., REIT	162	5,393
		10,000

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 2.4%
Burlington Stores, Inc. *	9	1,772
Floor & Decor Holdings, Inc., Class A * (a)	45	4,475
Group 1 Automotive, Inc.	30	6,882
Lithia Motors, Inc., Class A	14	3,167
National Vision Holdings, Inc. *	203	3,827
Petco Health & Wellness Co., Inc. * (a)	414	3,724
Urban Outfitters, Inc. *	223	6,180
		30,027
Technology Hardware, Storage & Peripherals — 0.2%
Super Micro Computer, Inc. *	20	2,107
Textiles, Apparel & Luxury Goods — 1.7%
Kontoor Brands, Inc.	157	7,599
Movado Group, Inc.	96	2,772
Oxford Industries, Inc.	36	3,747
Steven Madden Ltd.	184	6,639
		20,757
Trading Companies & Distributors — 4.3%
Air Lease Corp.	116	4,582
Applied Industrial Technologies, Inc.	139	19,791
Beacon Roofing Supply, Inc. *	112	6,559
McGrath RentCorp	81	7,563
Rush Enterprises, Inc., Class A	99	5,382
SiteOne Landscape Supply, Inc. *	24	3,336
WESCO International, Inc.	42	6,404
		53,617
Water Utilities — 0.5%
American States Water Co.	64	5,675
Total Common Stocks (Cost $1,104,715)		1,196,512
Short-Term Investments — 7.6%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $38,008)	38,001	38,013
Investment of Cash Collateral from Securities Loaned — 4.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	46,252	46,261

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	9,149	9,149
Total Investment of Cash Collateral from Securities Loaned (Cost $55,418)		55,410
Total Short-Term Investments (Cost $93,426)		93,423
Total Investments — 104.5% (Cost $1,198,141)		1,289,935
Liabilities in Excess of Other Assets — (4.5)%		(55,779)
NET ASSETS — 100.0%		1,234,156

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $54,412.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,289,935	$—	$—	$1,289,935

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$27,327	$200,627	$189,947	$1	$5	$38,013	38,001	$975	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	34,981	175,250	164,001	39	(8)	46,261	46,252	1,114	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	4,611	124,747	120,209	—	—	9,149	9,149	153	—
Total	$66,919	$500,624	$474,157	$40	$(3)	$93,423		$2,242	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.